TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of loss by tax jurisdictions

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss from PRC operations	1,215,179	2,225,317	1,402,607
Loss from non-PRC operations	495,140	257,368	610,239
Total losses before tax	1,710,319	2,482,685	2,012,846

Schedule of current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expenses	—	—	171
Deferred tax benefits	(5,143)	(11,558)	(5,012)
Income tax benefits	(5,143)	(11,558)	(4,841)

Schedule of reconciliation of difference between PRC statutory income tax rate and the Group's effective income tax rate

Reconciliation of the difference between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of subsidiary operation in other jurisdiction	(7.3)%	(2.6)%	(7.6)%
Changes in valuation allowance	(20.7)%	(25.6)%	(19.5)%
Other expenses not deductible for tax purposes	(0.2)%	(0.1)%	(0.2)%
Expired tax loss	(0.2)%	(0.6)%	(1.4)%
True up	(0.2)%	(0.1)%	(2.9)%
Super deduction of research and development expense	3.9%	4.2%	6.8%
Effect of tax rate change of deferred tax liabilities	0%	0.3%	0%
Effective tax rate	0.3%	0.5%	0.2%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	2,783,606	3,045,224
- Bad debt provision	—	2,663
- Inventories valuation allowance	37	96
- Accrued expenses	41,039	1,664
- Advertising expenses	6,235	173,525
Less: Valuation allowance	(2,830,917)	(3,223,172)
Net deferred tax assets	—	—
Deferred tax liabilities
- Identifiable intangible assets from business combination	27,000	21,988
Total deferred tax liabilities	27,000	21,988

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	1,841,225	2,195,870	2,830,917
Addition	354,645	635,047	392,255
Balance at end of the year	2,195,870	2,830,917	3,223,172